Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File Nos.: 811-21364; 333-105659

SCHRODER GLOBAL SERIES TRUST

Supplement dated April 2, 2013 to

Institutional/Institutional Service Shares Prospectus dated March 1, 2013

Schroder Global Value Fund.  The Trustees of Schroder Global Series Trust have approved the closing of Schroder Global Value Fund.  Schroder Global Value Fund is closed as of April 2, 2013.

As of April 2, 2013, shares of Schroder Global Value Fund are no longer being offered for sale.